LONG TERM DEBT (Tables) (Loan Agreements [Member])	12 Months Ended
Dec. 31, 2014
Loan Agreements [Member]
Debt Instrument [Line Items]
Schedule of aggregate principal annual payments of the bonds
Repayment amount
$

2015	2,300
2016	1,550
2017	400

4,250